Post employment benefits - Duration of benefit obligations (Details) - Y	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Defined benefit pension schemes
Post employment benefits
Weighted average duration of defined benefit obligation (in years)	22.0	22.8	22.9